VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 65.1%
		Communication Services: 2.2%
1,166,514	(1)	Alphabet, Inc. - Class A	$121,002,497	1.6
213,695	(1)	Meta Platforms, Inc.	45,290,518	0.6
			166,293,015	2.2

		Consumer Discretionary: 5.1%
1,899,367	(1)	Amazon.com, Inc.	196,185,617	2.6
277,100		Hilton Worldwide Holdings, Inc.	39,035,077	0.5
105,809	(1),(2)	Mobileye Global, Inc.	4,578,355	0.0
156,300		Starbucks Corp.	16,275,519	0.2
1,032,006		Yum! Brands, Inc.	136,307,353	1.8
			392,381,921	5.1

		Consumer Staples: 0.5%
16,000		Dollar General Corp.	3,367,360	0.1
891,759		Keurig Dr Pepper, Inc.	31,461,257	0.4
			34,828,617	0.5

		Energy: 1.5%
149,550		Chesapeake Energy Corp.	11,371,782	0.2
184,447		ConocoPhillips	18,298,987	0.2
413,254		EOG Resources, Inc.	47,371,306	0.6
175,600		Pioneer Natural Resources Co.	35,864,544	0.5
			112,906,619	1.5

		Financials: 7.4%
22,787		CME Group, Inc.	4,364,166	0.1
1,449,337		Intercontinental Exchange, Inc.	151,151,356	2.0
1,344,631		KKR & Co., Inc.	70,620,020	0.9
344,151		Marsh & McLennan Cos., Inc.	57,318,349	0.7
158,400		Mastercard, Inc. - Class A	57,564,144	0.7
1,195,932		PNC Financial Services Group, Inc.	152,002,957	2.0
59,993		S&P Global, Inc.	20,683,787	0.3
225,768		Visa, Inc. - Class A	50,901,653	0.7
			564,606,432	7.4

		Health Care: 16.3%
766,203		AbbVie, Inc.	122,109,772	1.6
627,213		Alcon, Inc.	44,524,301	0.6
4,268,365	(1)	Avantor, Inc.	90,233,236	1.2
722,914		Baxter International, Inc.	29,321,392	0.4
536,136		Becton Dickinson & Co.	132,715,105	1.7
524,462		Danaher Corp.	132,185,403	1.7
133,900		Eli Lilly & Co.	45,983,938	0.6
514,433	(1)	GE HealthCare Technologies, Inc.	42,198,939	0.6
60,562	(1)	Karuna Therapeutics, Inc.	11,000,482	0.1
991,131		PerkinElmer, Inc.	132,078,117	1.7
111,964		Stryker Corp.	31,962,363	0.4
324,859		Teleflex, Inc.	82,290,033	1.1
240,537		Thermo Fisher Scientific, Inc.	138,638,311	1.8
453,513		UnitedHealth Group, Inc.	214,325,709	2.8
			1,249,567,101	16.3

		Industrials: 7.9%
5,655,527	(1)	Aurora Innovation, Inc.	7,861,182	0.1
353,020		Equifax, Inc.	71,606,577	0.9
2,290,527		Fortive Corp.	156,145,226	2.0
434,916		General Electric Co.	41,577,970	0.6
1,739,137		Ingersoll Rand, Inc.	101,182,991	1.3
63,612		Republic Services, Inc.	8,601,615	0.1
1,603,175		TransUnion	99,621,294	1.3
852,675		Waste Connections, Inc.	118,581,512	1.6
			605,178,367	7.9

		Information Technology: 18.5%
1,506,193		Apple, Inc.	248,371,226	3.2
685,274	(1)	Black Knight, Inc.	39,444,371	0.5
130,474		Intuit, Inc.	58,169,223	0.8
1,518,511		Microsoft Corp.	437,786,721	5.7
278,200		Nvidia Corp.	77,275,614	1.0
707,886		NXP Semiconductor NV - NXPI - US	132,003,042	1.7
236,988		Roper Technologies, Inc.	104,438,242	1.4
380,093	(1)	Salesforce, Inc.	75,934,980	1.0
439,104		TE Connectivity Ltd.	57,588,490	0.8
209,428	(1)	Teledyne Technologies, Inc.	93,689,710	1.2
490,189		Texas Instruments, Inc.	91,180,056	1.2
			1,415,881,675	18.5

		Materials: 1.0%
215,310		Linde PLC	76,529,786	1.0

		Utilities: 4.7%
1,450,831		Ameren Corp.	125,337,290	1.6
275,409		DTE Energy Co.	30,168,302	0.4
2,013,203		Exelon Corp.	84,333,074	1.1
203,327		WEC Energy Group, Inc.	19,273,366	0.3
1,529,706		Xcel Energy, Inc.	103,163,373	1.3
			362,275,405	4.7

	Total Common Stock
	(Cost $4,744,348,808)		4,980,448,938	65.1

PREFERRED STOCK: 0.6%
		Consumer Discretionary: 0.2%
413,251	(1),(3),(4)	Waymo LLC., Series A-2	19,497,182	0.2

		Financials: 0.0%
23,000	(1),(5)	Charles Schwab Corp. - Series D	529,690	0.0

		Utilities: 0.4%
468,685	(1),(5)	CMS Energy Corp. (03/01/2079)	11,384,359	0.2
411,080	(1),(5)	CMS Energy Corp. (10/15/2078)	9,919,360	0.1
101,232	(1),(5),(6)	NiSource, Inc. - Series B	2,429,568	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

293,959	(1),(5),(6)	SCE Trust IV	5,967,368	0.1
			29,700,655	0.4

	Total Preferred Stock
	(Cost $67,933,606)		49,727,527	0.6

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.9%
		Communications: 1.3%
9,330,000	(7)	Altice France Holding SA, 10.500%, 05/15/2027	7,145,847	0.1
45,653,000	(7)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	42,170,361	0.6
44,545,000	(7)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	42,150,261	0.6
2,125,000	(7)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	2,069,261	0.0
600,000		Lamar Media Corp., 3.625%, 01/15/2031	516,540	0.0
3,610,000	(2)	Lamar Media Corp., 3.750%, 02/15/2028	3,342,860	0.0
845,000	(2)	Lamar Media Corp., 4.875%, 01/15/2029	795,986	0.0
			98,191,116	1.3

		Consumer, Cyclical: 3.6%
14,517,000	(2)	Cedar Fair L.P., 5.250%, 07/15/2029	13,550,095	0.2
18,346,000	(2)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	17,553,969	0.2
8,217,000	(7)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.500%, 05/01/2025	8,219,506	0.1
11,860,000		Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.500%, 10/01/2028	11,520,330	0.1
2,719,000	(7)	Clarios Global L.P., 6.750%, 05/15/2025	2,750,935	0.0
3,708,000	(7)	Clarios Global L.P. / Clarios US Finance Co., 6.250%, 05/15/2026	3,702,939	0.0
11,970,000	(7)	Clarios Global L.P. / Clarios US Finance Co., 8.500%, 05/15/2027	12,037,331	0.2
7,010,000	(7)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	6,770,595	0.1
7,484,000	(7)	Hilton Domestic Operating Co., Inc., 3.625%, 02/15/2032	6,321,361	0.1
5,646,000	(7)	Hilton Domestic Operating Co., Inc., 3.750%, 05/01/2029	5,058,760	0.1
6,142,000	(7)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	5,384,077	0.1
4,881,000		Hilton Domestic Operating Co., Inc., 4.875%, 01/15/2030	4,679,976	0.1
2,938,000	(7)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	2,939,836	0.0
6,118,000	(7)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	6,123,506	0.1
2,270,000		Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 04/01/2027	2,241,375	0.0
25,531,000	(7)	KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	24,824,174	0.3
9,459,000	(7)	Life Time, Inc., 5.750%, 01/15/2026	9,198,877	0.1
595,000	(7)	Live Nation Entertainment, Inc., 4.875%, 11/01/2024	583,903	0.0
1,203,000	(7)	Mattel, Inc., 3.375%, 04/01/2026	1,133,551	0.0
2,566,000	(7)	Mattel, Inc., 3.750%, 04/01/2029	2,308,040	0.0
924,000	(7)	Mattel, Inc., 5.875%, 12/15/2027	920,244	0.0
6,417,431	(7)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	6,403,088	0.1
34,751,000	(7)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	34,262,484	0.4
21,402,000	(2),(7)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	20,767,431	0.3
5,559,000	(2),(7)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	5,621,483	0.1
2,073,784		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	2,032,430	0.0
1,077,926		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	1,077,082	0.0
276,939		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	261,962	0.0
1,515,683		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	1,418,578	0.0
2,566,000	(7)	Vail Resorts, Inc., 6.250%, 05/15/2025	2,574,364	0.0
5,473,000		Yum! Brands, Inc., 3.625%, 03/15/2031	4,810,220	0.1
12,450,000		Yum! Brands, Inc., 4.625%, 01/31/2032	11,589,705	0.2
6,372,000	(7)	Yum! Brands, Inc., 4.750%, 01/15/2030	6,094,468	0.1

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

14,933,000		Yum! Brands, Inc., 5.350%, 11/01/2043	12,703,056	0.2
12,195,000		Yum! Brands, Inc., 5.375%, 04/01/2032	11,816,101	0.2
6,411,000		Yum! Brands, Inc., 6.875%, 11/15/2037	6,807,918	0.1
			276,063,750	3.6

		Consumer, Non-cyclical: 0.9%
9,336,000	(2),(7)	Avantor Funding, Inc., 3.875%, 11/01/2029	8,364,309	0.1
13,457,000	(7)	Avantor Funding, Inc., 4.625%, 07/15/2028	12,762,753	0.2
6,042,000	(7)	Charles River Laboratories International, Inc., 3.750%, 03/15/2029	5,369,266	0.1
4,363,000	(2),(7)	Charles River Laboratories International, Inc., 4.000%, 03/15/2031	3,821,527	0.1
1,046,000	(7)	Charles River Laboratories International, Inc., 4.250%, 05/01/2028	980,207	0.0
4,423,000	(7)	Gartner, Inc., 3.625%, 06/15/2029	3,950,646	0.1
1,714,000	(2),(7)	Gartner, Inc., 3.750%, 10/01/2030	1,540,063	0.0
770,000	(7)	Gartner, Inc., 4.500%, 07/01/2028	731,627	0.0
11,184,000	(7)	Hadrian Merger Sub, Inc., 8.500%, 05/01/2026	9,186,538	0.1
2,749,000	(7)	Hologic, Inc., 3.250%, 02/15/2029	2,448,170	0.0
2,355,000	(7)	IQVIA, Inc., 5.000%, 05/15/2027	2,316,472	0.0
2,550,000	(7)	Korn Ferry, 4.625%, 12/15/2027	2,412,083	0.0
1,263,000	(7)	PRA Health Sciences, Inc., 2.875%, 07/15/2026	1,166,153	0.0
4,105,000		Service Corp. International/US, 3.375%, 08/15/2030	3,503,207	0.0
4,588,000	(7)	Surgery Center Holdings, Inc., 10.000%, 04/15/2027	4,682,468	0.1
700,000	(7)	Teleflex, Inc., 4.250%, 06/01/2028	666,505	0.0
6,015,000		Teleflex, Inc., 4.625%, 11/15/2027	5,881,708	0.1
			69,783,702	0.9

		Financial: 1.8%
4,899,000	(7)	Acrisure LLC / Acrisure Finance, Inc., 7.000%, 11/15/2025	4,596,217	0.1
2,230,000	(7)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.250%, 10/15/2027	2,000,009	0.0
3,784,000	(7)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 5.875%, 11/01/2029	3,197,756	0.0
11,923,000	(7)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.750%, 10/15/2027	11,069,909	0.2
26,087,000	(7)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.750%, 04/15/2028	25,820,391	0.3
3,510,000	(7)	AmWINS Group, Inc., 4.875%, 06/30/2029	3,110,966	0.0
3,310,000	(7)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	2,803,039	0.0
2,790,000	(7)	HUB International Ltd., 5.625%, 12/01/2029	2,434,275	0.0
50,705,000	(7)	HUB International Ltd., 7.000%, 05/01/2026	49,882,449	0.7
1,027,000		Intercontinental Exchange, Inc., 4.000%, 09/15/2027	1,016,114	0.0
480,000	(7)	Ryan Specialty Group LLC, 4.375%, 02/01/2030	420,301	0.0
5,822,000		SBA Communications Corp., 3.125%, 02/01/2029	5,070,118	0.1
6,160,000		SBA Communications Corp., 3.875%, 02/15/2027	5,820,790	0.1
411,000	(7)	SBA Tower Trust, 6.599%, 01/15/2028	434,529	0.0
21,024,000	(7)	USI, Inc./NY, 6.875%, 05/01/2025	20,730,505	0.3
			138,407,368	1.8

		Industrial: 0.7%
16,055,000	(6)	General Electric Co., 8.196%, 12/31/2199	16,099,151	0.2
306,000	(7)	GFL Environmental, Inc., 4.000%, 08/01/2028	278,298	0.0
2,761,000	(7)	GFL Environmental, Inc., 4.375%, 08/15/2029	2,474,822	0.0
3,279,000	(7)	GFL Environmental, Inc., 4.750%, 06/15/2029	3,065,865	0.1
3,550,000		Howmet Aerospace, Inc., 3.000%, 01/15/2029	3,150,625	0.1
510,000		Howmet Aerospace, Inc., 5.900%, 02/01/2027	519,402	0.0
1,500,000		Lennox International, Inc., 3.000%, 11/15/2023	1,478,432	0.0
5,092,000	(7)	Sensata Technologies BV, 4.000%, 04/15/2029	4,605,077	0.1
5,100,000	(7)	Sensata Technologies BV, 5.000%, 10/01/2025	5,067,870	0.1
1,430,000	(7)	Sensata Technologies BV, 5.625%, 11/01/2024	1,427,139	0.0
1,182,000	(7)	Sensata Technologies BV, 5.875%, 09/01/2030	1,172,721	0.0
2,035,000	(7)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,782,456	0.0
664,000	(7)	Sensata Technologies, Inc., 4.375%, 02/15/2030	605,793	0.0
655,000		TransDigm UK Holdings PLC, 6.875%, 05/15/2026	645,814	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

4,854,000		TransDigm, Inc., 5.500%, 11/15/2027	4,582,190	0.1
2,100,000	(7)	TransDigm, Inc., 6.250%, 03/15/2026	2,104,043	0.0
940,000	(2)	TransDigm, Inc., 6.375%, 06/15/2026	919,842	0.0
		49,979,540		0.7

		Technology: 0.6%
1,686,000	(7)	Black Knight InfoServ LLC, 3.625%, 09/01/2028	1,535,828	0.0
4,250,000	(7)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	3,882,247	0.1
2,578,000	(7)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	2,328,742	0.0
1,790,000	(7)	Clarivate Science Holdings Corp., 3.875%, 07/01/2028	1,599,462	0.0
1,280,000	(7)	Clarivate Science Holdings Corp., 4.875%, 07/01/2029	1,158,842	0.0
918,000	(2)	Crowdstrike Holdings, Inc., 3.000%, 02/15/2029	801,989	0.0
7,941,000	(7)	Entegris Escrow Corp., 4.750%, 04/15/2029	7,514,668	0.1
3,970,000	(7)	MSCI, Inc., 3.250%, 08/15/2033	3,254,802	0.0
9,406,000	(7)	MSCI, Inc., 3.625%, 09/01/2030	8,185,195	0.1
6,121,000	(7)	MSCI, Inc., 3.625%, 11/01/2031	5,247,901	0.1
5,893,000	(7)	MSCI, Inc., 3.875%, 02/15/2031	5,250,663	0.1
5,561,000	(7)	MSCI, Inc., 4.000%, 11/15/2029	5,079,974	0.1
1,025,000	(7)	PTC, Inc., 4.000%, 02/15/2028	958,802	0.0
		46,799,115		0.6

		Utilities: 0.0%
4,263,000	(2),(6)	NiSource, Inc., 5.650%, 12/31/2199	4,028,535	0.0

	Total Corporate Bonds/Notes
	(Cost $696,226,049)		683,253,126	8.9

U.S. TREASURY OBLIGATIONS: 8.9%
		U.S. Treasury Notes: 8.9%
365,578,300		2.750%,08/15/2032	344,129,134	4.5
321,999,700		4.125%,11/15/2032	338,401,559	4.4

	Total U.S. Treasury Obligations
	(Cost $670,668,085)		682,530,693	8.9

BANK LOANS: 11.7%
		Aerospace & Defense: 0.1%
11,248,648		SkyMiles IP Ltd. 2020 Skymiles Term Loan B, 4.750%, (US0003M + 3.750%), 10/20/2027	11,676,096	0.1

		Business Equipment & Services: 0.2%
17,030,213		Ascend Learning, LLC 2021 Term Loan, 8.306%, (TSFR1M + 3.500%), 12/11/2028	15,799,065	0.2

		Chemicals & Plastics: 0.1%
5,421,199		Avantor Funding, Inc. 2021 Term Loan B5, 7.090%, (US0001M + 2.250%), 11/08/2027	5,424,164	0.1

		Communications: 0.2%
3,372,296		Charter Communications Operating, LLC 2019 Term Loan B1, 6.581%, (US0001M + 1.750%), 04/30/2025	3,373,878	0.0
5,568,848		Charter Communications Operating, LLC 2019 Term Loan B2, 6.557%, (TSFR1M + 1.750%), 02/01/2027	5,525,344	0.1
4,293,048		SBA Senior Finance II LLC 2021 Term Loan B, 6.600%, (SOFRRATE + 2.000%), 04/11/2025	4,302,441	0.1
		13,201,663		0.2

		Consumer, Cyclical: 0.6%
37,690,627		Mileage Plus Holdings LLC 2020 Term Loan B, 6.250%, (US0003M + 5.250%), 06/21/2027	39,195,652	0.5
3,258,500		WellPet - TL B 1L, 7.315%, (US0003M + 3.750%), 12/21/2027	3,128,160	0.1
		42,323,812		0.6

		Consumer, Non-cyclical: 1.4%
23,359,603		ADMI Corp. 2021 Incremental Term Loan B3, 8.598%, (US0001M + 3.750%), 12/23/2027	21,736,110	0.3
3,181,651		ADMI Corp./ Aspen Dental 2018 Term Loan B 1l, 7.840%, (US0003M + 2.750%), 04/30/2025	3,069,498	0.0
440,733		CoreLogic, Inc. TL 2L, 11.375%, (US0001M + 6.500%), 06/04/2029	329,172	0.0
29,849,416		Heartland Dental LLC - TL 1L, 8.564%, (US0003M + 3.750%), 04/30/2025	27,971,381	0.4
21,280,618		Loire Finco Luxembourg Sarl - TL B 1L, 7.840%, (US0003M + 3.250%), 04/21/2027	20,588,998	0.3
3,410,558		Loire Finco Luxembourg Sarl 2021 Term Loan B, 8.340%, (US0001M + 3.750%), 04/21/2027	3,282,662	0.0
7,840,249		PetVet Care Centers LLC, 8.098%, (US0001M + 3.250%), 02/14/2025	7,558,486	0.1
655,000		PetVet Care Centers LLC 2021 2L, 10.885%, (US0001M + 6.250%), 02/13/2026	587,317	0.0
2,081,983		PetVet Care Centers LLC TL 1L, 7.590%, (US0003M + 2.750%), 02/14/2025	2,007,161	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

23,001,010		Sunshine Luxembourg VII Sarl - TL B 1L, 8.909%, (US0003M + 4.250%), 10/01/2026	22,810,010	0.3
			109,940,795	1.4

		Electronics/Electrical: 1.1%
82,759,121		Ultimate Software Group Inc (The) 2021 Term Loan, 8.032%, (US0003M + 3.250%), 05/04/2026	80,586,694	1.1

		Financial: 3.9%
12,747,528		Alliant Holdings Intermediate, LLC 2023 Term Loan B5, 8.347%, (TSFR1M + 3.500%), 11/05/2027	12,626,032	0.2
309,704		BroadStreet Partners, Inc. 2021 1st Lien Term Loan, 7.635%, (US0001M + 3.250%), 01/27/2027	303,510	0.0
27,710,153		Howden Group Holdings Ltd. - TL B 1L, 8.098%, (US0001M + 3.250%), 11/12/2027	27,386,859	0.4
7,121,018		Hub International Limited 2022 Term Loan B, 8.129%, (TSFR1M + 4.000%), 11/10/2029	7,111,226	0.1
87,725,273		HUB International Ltd. - TL B3 1L, 5.982%, (US0001M + 3.250%), 04/25/2025	87,656,760	1.1
130,944,951		HUB International Ltd. TL B 1L, 7.818%, (US0001M + 3.000%), 04/25/2025	130,729,153	1.7
6,568,958		Ryan Specialty Group, LLC TL B 1L, 7.907%, (US0001M + 3.250%), 09/01/2027	6,571,697	0.1
26,378,576		USI, Inc. 2022 Incremental Term Loan, 8.380%, (TSFR1M + 3.750%), 11/22/2029	26,345,603	0.3
			298,730,840	3.9

		Food Products: 0.3%
20,686,874		IRB Holding Corp 2022 Term Loan B, 7.737%, (SOFRRATE + 3.000%), 12/15/2027	20,353,940	0.3

		Health Care: 0.5%
10,207,651		ADMI Corp. 2021 Term Loan B2, 8.215%, (US0001M + 3.375%), 12/23/2027	9,467,597	0.1
3,435,827		Heartland Dental, LLC 2021 Incremental Term Loan, 8.840%, (US0001M + 4.000%), 04/30/2025	3,249,719	0.0
5,308,354		Medline Borrower, LP USD Term Loan B, 8.090%, (US0001M + 3.250%), 10/23/2028	5,181,914	0.1
12,288,569		PetVet Care Centers, LLC 2021 Term Loan B3, 5.872%, (US0003M + 3.500%), 02/14/2025	11,942,953	0.2
7,969,989		Press Ganey Holdings, Inc. 2021 Term Loan B, 4.500%, (US0003M + 3.750%), 07/24/2026	7,491,789	0.1
4,220,715		Press Ganey Holdings, Inc. 2022 Incremental Term Loan, 8.557%, (TSFR1M + 3.750%), 07/24/2026	3,967,472	0.0
			41,301,444	0.5

		Industrial: 0.4%
EUR 9,246,874		Filtration Group - TL B 1L, 5.929%, (US0003M + 3.000%), 03/31/2025	9,978,137	0.1
10,616,585		Filtration Group Corp. 2018 1st Lien Term Loan, 7.840%, (US0003M + 3.000%), 03/31/2025	10,603,314	0.2
8,860,222		Filtration Group Corporation 2021 Incremental Term Loan, 8.279%, (US0001M + 3.500%), 10/21/2028	8,755,007	0.1
			29,336,458	0.4

		Insurance: 1.0%
35,771,257		Alliant Holdings Intermediate, LLC 2021 Term Loan B4, 8.279%, (US0001M + 3.500%), 11/06/2027	35,406,105	0.5
7,720,438		Applied Systems, Inc. 2021 2nd Lien Term Loan, 6.250%, (US0003M + 5.500%), 09/19/2025	7,738,133	0.1
32,429,696		USI, Inc. 2019 Incremental Term Loan B, 3.382%, (US0003M + 3.250%), 12/02/2026	32,462,126	0.4
			75,606,364	1.0

		Lodging & Casinos: 0.0%
3,620,738		Hilton Worldwide Finance, LLC 2019 Term Loan B2, 6.642%, (US0001M + 1.750%), 06/22/2026	3,621,241	0.0

		Technology: 1.9%
181,455		Applied Systems, Inc. 2017 1st Lien Term Loan, 7.730%, (US0003M + 3.250%), 09/19/2024	181,594	0.0
38,254,078		Applied Systems, Inc. 2022 Extended 1st Lien Term Loan, 9.080%, (SOFRRATE + 4.500%), 09/18/2026	38,246,121	0.5
31,344,796	(8)	Athenahealth, Inc. 2022 Term Loan, 3.549%, (SOFRRATE + 3.500%), 02/15/2029	29,229,022	0.4

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

27,563,035		Emerald TopCo Inc Term Loan, 3.656%, (US0001M + 3.500%), 07/24/2026	25,828,852	0.3
31,043,744		RealPage, Inc. Term Loan B 1L, 7.635%, (US0001M + 3.000%), 04/24/2028	30,181,411	0.4
1,125,000		RealPage, Inc. Term Loan B 2L, 11.340%, (US0003M + 3.250%), 04/23/2029	1,065,234	0.0
2,947,123		Sophia L.P., 9.006%, (TSFR1M + 4.250%), 10/07/2027	2,921,336	0.0
10,084,436		Sophia L.P. TL B 1L, 8.325%, (US0003M + 3.500%), 10/07/2027	9,960,902	0.1
3,856,337		Storable, Inc. 2021 TL B 1L, 8.191%, (TSFR1M + 3.250%), 04/17/2028	3,734,218	0.1
3,898,800		UKG, Inc. TL 2L, 10.032%, (US0001M + 6.750%), 05/03/2027	3,762,342	0.1
			145,111,032	1.9

	Total Bank Loans
	(Cost $904,131,904)		893,013,608	11.7

CONVERTIBLE BONDS/NOTES: 0.1%
		Communications: 0.1%
7,236,000	(9)	Spotify USA, Inc., 5.990%, 03/15/2026	6,092,712	0.1

	Total Convertible Bonds/Notes
	(Cost $6,311,186)		6,092,712	0.1

ASSET-BACKED SECURITIES: 0.1%
		Other Asset-Backed Securities: 0.1%
4,531,500	(7)	Domino's Pizza Master Issuer LLC 2017-1A A23, 4.118%, 07/25/2047	4,289,513	0.1
3,598,700	(7)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	3,211,591	0.0

	Total Asset-Backed Securities
	(Cost $8,081,469)		7,501,104	0.1

	Total Long-Term Investments
	(Cost $7,097,701,107)		7,302,567,708	95.4

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 5.3%
		Repurchase Agreements: 0.5%
10,173,306	(10)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $10,177,336, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $10,376,772, due 11/01/49-02/01/51)	10,173,306	0.1
7,686,258	(10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/23, 4.83%, due 04/03/23 (Repurchase Amount $7,689,309, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $7,839,983, due 04/25/23-02/20/73)	7,686,258	0.1
3,435,525	(10)	Citadel Securities LLC, Repurchase Agreement dated 03/31/23, 4.88%, due 04/03/23 (Repurchase Amount $3,436,903, collateralized by various U.S. Government Securities, 0.000%-5.375%, Market Value plus accrued interest $3,505,661, due 04/04/23-02/15/53)	3,435,525	0.1
547,647	(10)	Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $547,864, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $558,600, due 12/26/24-03/20/53)	547,647	0.0

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

10,173,306	(10)	RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $10,177,336, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $10,376,772, due 04/06/23-02/20/53)	10,173,306	0.1
3,264,247	(10)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $3,265,564, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,329,533, due 07/15/25-02/15/51)	3,264,247	0.1

	Total Repurchase Agreements
	(Cost $35,280,289)		35,280,289	0.5

		Time Deposits: 0.1%
1,040,000	(10)	Barclays Bank PLC, 4.840%, 04/03/2023	1,040,000	0.1
1,040,000	(10)	Canadian Imperial Bank of Commerce, 4.800%, 04/03/2023	1,040,000	0.0
1,040,000	(10)	Credit Agricole, 4.800%, 04/03/2023	1,040,000	0.0
1,040,000	(10)	HSBC Holdings PLC, 4.880%, 04/03/2023	1,040,000	0.0
1,040,000	(10)	Landesbank Baden-Wurttemberg, 4.820%, 04/03/2023	1,040,000	0.0
1,040,000	(10)	Royal Bank of Canada, 4.810%, 04/03/2023	1,040,000	0.0
1,040,000	(10)	Svenska Handelsbanken AB, 4.770%, 04/03/2023	1,040,000	0.0

	Total Time Deposits
	(Cost $7,280,000)		7,280,000	0.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 4.7%
359,582,160	(11)	T. Rowe Price Government Reserve Fund, 4.810%
		(Cost $359,582,160)	359,582,160	4.7

	Total Short-Term Investments
	(Cost $402,142,449)		402,142,449	5.3

	Total Investments in Securities (Cost $7,499,843,556)		$7,704,710,157	100.7
	Liabilities in Excess of Other Assets		(51,073,539)	(0.7)
	Net Assets		$7,653,636,618	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2023, the Portfolio held restricted securities with a fair value of $19,497,182 or 0.3% of net assets. Please refer to the table below for additional details.
(5)	Preferred Stock may be called prior to convertible date.
(6)	Variable rate security. Rate shown is the rate in effect as of March 31, 2023.
(7)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(8)	All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note 10 for additional details.
(9)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2023.
(10)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(11)	Rate shown is the 7-day yield as of March 31, 2023.

Currency Abbreviations:
EUR	EU Euro

Reference Rate Abbreviations:
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock
Communication Services	$166,293,015	$–	$–	$166,293,015
Consumer Discretionary	392,381,921	–	–	392,381,921
Consumer Staples	34,828,617	–	–	34,828,617
Energy	112,906,619	–	–	112,906,619
Financials	564,606,432	–	–	564,606,432
Health Care	1,205,042,800	44,524,301	–	1,249,567,101
Industrials	605,178,367	–	–	605,178,367
Information Technology	1,415,881,675	–	–	1,415,881,675
Materials	76,529,786	–	–	76,529,786
Utilities	362,275,405	–	–	362,275,405
Total Common Stock	4,935,924,637	44,524,301	–	4,980,448,938
Preferred Stock	30,230,345	–	19,497,182	49,727,527
Corporate Bonds/Notes	–	683,253,126	–	683,253,126
Bank Loans	–	893,013,608	–	893,013,608
Asset-Backed Securities	–	7,501,104	–	7,501,104
Convertible Bonds/Notes	–	6,092,712	–	6,092,712
U.S. Treasury Obligations	–	682,530,693	–	682,530,693
Short-Term Investments	359,582,160	42,560,289	–	402,142,449
Total Investments, at fair value	$5,325,737,142	$2,359,475,833	$19,497,182	$7,704,710,157
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(64,441,915)	$–	$(64,441,915)
Total Liabilities	$–	$(64,441,915)	$–	$(64,441,915)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2023, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Waymo LLC., Series A-2	5/8/2020	$35,484,706	$19,497,182
		$35,484,706	$19,497,182

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
AbbVie Inc.	Citigroup Global Markets	Call	01/19/24	USD	155.000	323	USD	5,100,816	$339,922	$(492,480)
AbbVie Inc.	Citigroup Global Markets	Call	01/19/24	USD	155.000	322	USD	5,085,024	309,764	(490,955)
AbbVie Inc.	Citigroup Global Markets	Call	01/19/24	USD	160.000	323	USD	5,100,816	271,879	(400,716)
AbbVie Inc.	Citigroup Global Markets	Call	01/19/24	USD	160.000	322	USD	5,085,024	245,364	(399,475)
AbbVie Inc.	Citigroup Global Markets	Call	01/19/24	USD	170.000	817	USD	12,902,064	464,669	(630,321)
AbbVie Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	175.000	403	USD	6,364,176	204,212	(204,212)
AbbVie Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	180.000	205	USD	3,237,360	204,030	(90,500)
AbbVie Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	185.000	205	USD	3,237,360	170,271	(66,945)
AbbVie Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	195.000	205	USD	3,237,360	114,954	(35,123)
AbbVie Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	200.000	205	USD	3,237,360	93,486	(25,341)
Alphabet, Inc. - Class A	Citigroup Global Markets	Call	01/19/24	USD	102.500	533	USD	5,528,809	412,729	(677,569)
Alphabet, Inc. - Class A	Wells Fargo Securities, LLC	Call	01/19/24	USD	120.000	1,875	USD	19,449,375	1,479,525	(1,177,719)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	107.500	616	USD	6,362,664	427,091	(818,293)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	110.000	615	USD	6,352,335	667,361	(747,372)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	110.000	616	USD	6,362,664	389,737	(748,588)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	115.000	616	USD	6,362,664	319,605	(619,385)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	115.000	1,162	USD	12,002,298	1,037,666	(1,168,386)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	115.000	615	USD	6,352,335	553,389	(618,380)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	120.000	617	USD	6,372,993	459,357	(508,267)
Amazon.com, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	135.000	1,038	USD	10,721,502	969,959	(450,569)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	145.000	514	USD	8,475,860	595,084	(1,635,543)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	150.000	513	USD	8,459,370	730,527	(1,451,141)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	150.000	514	USD	8,475,860	507,380	(1,453,970)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	155.000	514	USD	8,475,860	430,023	(1,281,617)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	155.000	513	USD	8,459,370	616,118	(1,279,123)
Apple Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	180.000	755	USD	12,449,950	762,965	(762,965)
Becton, Dickinson and Company	Goldman Sachs & Co.	Call	01/19/24	USD	270.000	311	USD	7,698,494	462,457	(353,883)
Becton, Dickinson and Company	Goldman Sachs & Co.	Call	01/19/24	USD	280.000	310	USD	7,673,740	346,270	(248,604)
Becton, Dickinson and Company	Goldman Sachs & Co.	Call	01/19/24	USD	290.000	105	USD	2,599,170	154,601	(58,054)
Becton, Dickinson and Company	Goldman Sachs & Co.	Call	01/19/24	USD	290.000	102	USD	2,524,908	65,930	(56,395)
Becton, Dickinson and Company	Goldman Sachs & Co.	Call	01/19/24	USD	300.000	105	USD	2,599,170	123,198	(39,609)
Becton, Dickinson and Company	Goldman Sachs & Co.	Call	01/19/24	USD	300.000	102	USD	2,524,908	47,117	(38,478)
CME Group Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	190.000	76	USD	1,455,552	99,470	(135,321)
CME Group Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	200.000	76	USD	1,455,552	68,592	(96,568)
CME Group Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	210.000	75	USD	1,436,400	41,717	(65,030)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	290.000	4	USD	100,816	8,653	(4,583)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	290.000	408	USD	10,283,232	663,612	(467,484)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	290.000	101	USD	2,545,604	263,479	(115,725)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	300.000	4	USD	100,816	7,246	(3,475)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	300.000	101	USD	2,545,604	222,965	(87,753)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	310.000	4	USD	100,816	6,040	(2,591)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	310.000	101	USD	2,545,604	186,491	(65,425)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	320.000	4	USD	100,816	4,873	(1,932)
Danaher Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	320.000	101	USD	2,545,604	157,087	(48,773)
Dollar General Corporation	Wells Fargo Securities, LLC	Call	01/19/24	USD	250.000	80	USD	1,683,680	174,160	(49,046)
Dollar General Corporation	Wells Fargo Securities, LLC	Call	01/19/24	USD	270.000	80	USD	1,683,680	108,560	(23,139)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	220.000	47	USD	953,348	110,854	(76,549)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	220.000	93	USD	1,886,412	146,192	(146,192)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	220.000	58	USD	1,176,472	86,966	(86,966)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	220.000	4	USD	81,136	13,104	(6,515)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	220.000	12	USD	243,408	38,088	(19,545)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	220.000	67	USD	1,359,028	166,707	(109,124)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	220.000	44	USD	892,496	110,554	(71,663)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	230.000	12	USD	243,408	32,388	(15,000)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	230.000	67	USD	1,359,028	138,558	(83,749)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	230.000	47	USD	953,348	91,772	(58,750)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	230.000	44	USD	892,496	91,951	(55,000)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	230.000	4	USD	81,136	11,060	(5,000)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	240.000	4	USD	81,136	9,157	(3,789)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	240.000	411	USD	8,336,724	697,862	(389,335)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	240.000	12	USD	243,408	26,820	(11,367)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	240.000	47	USD	953,348	75,276	(44,522)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	240.000	67	USD	1,359,028	114,095	(63,468)
Equifax Inc.	Citigroup Global Markets	Call	12/15/23	USD	240.000	44	USD	892,496	75,768	(41,681)
Excelon Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	45.000	698	USD	2,923,922	154,956	(159,566)
Excelon Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	45.000	1,366	USD	5,722,174	252,710	(312,273)
Excelon Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	45.000	767	USD	3,212,963	128,089	(175,340)
Excelon Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	47.000	697	USD	2,919,733	105,944	(111,766)
Excelon Corporation	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	50.000	794	USD	3,326,066	154,552	(71,291)
Fortive Corporation	Citigroup Global Markets	Call	06/16/23	USD	75.000	205	USD	1,397,485	26,133	(19,377)
Fortive Corporation	Citigroup Global Markets	Call	06/16/23	USD	75.000	211	USD	1,438,387	29,192	(19,944)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

General Electric Co	Wells Fargo Securities, LLC	Call	01/19/24	USD	90.000	496	USD	4,741,760	340,871	(787,457)
General Electric Co	Wells Fargo Securities, LLC	Call	01/19/24	USD	90.000	202	USD	1,931,120	149,640	(320,698)
General Electric Co	Wells Fargo Securities, LLC	Call	01/19/24	USD	95.000	202	USD	1,931,120	110,377	(261,044)
General Electric Co	Wells Fargo Securities, LLC	Call	01/19/24	USD	95.000	496	USD	4,741,760	249,468	(640,978)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	140.000	51	USD	718,437	93,046	(91,285)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	140.000	53	USD	746,611	71,327	(94,865)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	145.000	53	USD	746,611	61,767	(80,187)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	145.000	484	USD	6,818,108	804,408	(716,619)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	145.000	51	USD	718,437	79,989	(77,161)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	150.000	53	USD	746,611	53,271	(66,924)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	150.000	51	USD	718,437	67,187	(64,398)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	150.000	483	USD	6,804,021	720,636	(593,430)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	155.000	53	USD	746,611	45,305	(55,235)
Hilton Worldwide Holdings, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	155.000	51	USD	718,437	56,935	(53,150)
Ingersoll Rand Inc.	Goldman Sachs & Co.	Call	12/15/23	USD	60.000	205	USD	1,192,690	91,518	(117,960)
Ingersoll Rand Inc.	Goldman Sachs & Co.	Call	12/15/23	USD	60.000	211	USD	1,227,598	76,753	(121,412)
Intercontinental Exchange, Inc.	Citigroup Global Markets	Call	01/19/24	USD	110.000	503	USD	5,245,787	312,584	(312,584)
Intercontinental Exchange, Inc.	Citigroup Global Markets	Call	01/19/24	USD	110.000	503	USD	5,245,787	311,654	(311,654)
Keurig Dr Pepper, Inc.	Citigroup Global Markets	Call	01/19/24	USD	37.000	544	USD	1,919,232	96,288	(100,400)
Keurig Dr Pepper, Inc.	Citigroup Global Markets	Call	01/19/24	USD	40.000	543	USD	1,915,704	42,897	(39,650)
KKR & Co, Inc.	UBS AG	Call	01/19/24	USD	55.000	503	USD	2,641,756	276,172	(276,172)
Linde PLC	Wells Fargo Securities, LLC	Call	01/19/24	USD	390.000	100	USD	3,554,400	169,716	(169,716)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	185.000	149	USD	2,481,595	55,875	(23,883)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	185.000	4	USD	66,620	2,159	(641)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	185.000	122	USD	2,031,910	63,900	(19,555)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	185.000	36	USD	599,580	15,589	(5,770)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	190.000	4	USD	66,620	1,517	(400)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	190.000	149	USD	2,481,595	35,250	(14,904)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	190.000	36	USD	599,580	11,940	(3,601)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	190.000	122	USD	2,031,910	49,310	(12,203)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	195.000	4	USD	66,620	994	(254)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	195.000	122	USD	2,031,910	30,790	(7,757)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	195.000	149	USD	2,481,595	19,197	(9,474)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	195.000	36	USD	599,580	7,225	(2,289)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	200.000	4	USD	66,620	412	(164)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	200.000	122	USD	2,031,910	26,644	(5,011)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	200.000	36	USD	599,580	6,470	(1,479)
Marsh & McLennan Companies, Inc.	Goldman Sachs & Co.	Call	07/21/23	USD	200.000	149	USD	2,481,595	8,760	(6,120)
Marsh & Mclennan Cos Inc	Goldman Sachs & Co.	Call	01/19/24	USD	180.000	403	USD	6,711,965	192,235	(192,235)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	380.000	102	USD	3,706,782	487,810	(302,487)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	380.000	102	USD	3,706,782	374,750	(302,487)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	400.000	102	USD	3,706,782	385,665	(210,537)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	400.000	102	USD	3,706,782	290,194	(210,537)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	400.000	302	USD	10,974,982	560,554	(560,554)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	420.000	102	USD	3,706,782	223,856	(138,874)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	420.000	102	USD	3,706,782	293,481	(138,874)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	430.000	102	USD	3,706,782	196,739	(110,537)
Mastercard, Inc.	Goldman Sachs & Co.	Call	01/19/24	USD	430.000	102	USD	3,706,782	255,294	(110,537)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	300.000	770	USD	22,199,100	1,202,971	(2,084,783)
Microsoft Corp.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	300.000	750	USD	21,622,500	1,197,825	(2,030,632)
Microsoft Corp.	UBS AG	Call	01/19/24	USD	275.000	359	USD	10,349,970	596,945	(1,468,603)
Microsoft Corp.	UBS AG	Call	01/19/24	USD	290.000	359	USD	10,349,970	425,487	(1,162,642)
Microsoft Corp.	UBS AG	Call	01/19/24	USD	300.000	359	USD	10,349,970	335,055	(971,996)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	170.000	10	USD	186,480	21,294	(34,765)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	170.000	142	USD	2,648,016	334,769	(493,667)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	170.000	167	USD	3,114,216	409,920	(580,580)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	180.000	142	USD	2,648,016	282,520	(410,527)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	180.000	10	USD	186,480	17,392	(28,910)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	180.000	308	USD	5,743,584	723,732	(890,438)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	180.000	167	USD	3,114,216	347,687	(482,802)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	185.000	308	USD	5,743,584	641,894	(806,504)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	185.000	142	USD	2,648,016	256,397	(371,830)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	185.000	10	USD	186,480	15,690	(26,185)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	185.000	167	USD	3,114,216	315,319	(437,293)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	195.000	308	USD	5,743,584	518,808	(655,935)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	195.000	10	USD	186,480	12,738	(21,297)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	195.000	167	USD	3,114,216	248,914	(355,653)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	195.000	142	USD	2,648,016	201,308	(302,412)
NXP Semiconductors N.V.	Wells Fargo Securities, LLC	Call	01/19/24	USD	200.000	403	USD	7,515,144	649,160	(649,160)
PerkinElmer, Inc.	Citigroup Global Markets	Call	06/16/23	USD	155.000	47	USD	626,322	27,700	(6,850)
PerkinElmer, Inc.	Citigroup Global Markets	Call	06/16/23	USD	155.000	2	USD	26,652	1,164	(291)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

PerkinElmer, Inc.	Citigroup Global Markets	Call	06/16/23	USD	165.000	47	USD	626,322	15,229	(3,775)
PerkinElmer, Inc.	Citigroup Global Markets	Call	06/16/23	USD	165.000	2	USD	26,652	638	(161)
PerkinElmer, Inc.	Citigroup Global Markets	Call	06/16/23	USD	170.000	2	USD	26,652	455	(124)
PerkinElmer, Inc.	Citigroup Global Markets	Call	06/16/23	USD	170.000	47	USD	626,322	10,895	(2,916)
PerkinElmer, Inc.	Citigroup Global Markets	Call	06/16/23	USD	175.000	2	USD	26,652	323	(98)
PerkinElmer, Inc.	Citigroup Global Markets	Call	06/16/23	USD	175.000	47	USD	626,322	7,756	(2,309)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	155.000	203	USD	2,705,178	139,999	(81,246)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	155.000	57	USD	759,582	46,669	(22,813)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	165.000	57	USD	759,582	27,696	(15,446)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	165.000	203	USD	2,705,178	79,316	(55,009)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	170.000	203	USD	2,705,178	57,914	(46,323)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	170.000	57	USD	759,582	21,351	(13,007)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	175.000	57	USD	759,582	16,162	(11,078)
PerkinElmer, Inc.	Citigroup Global Markets	Call	09/15/23	USD	175.000	203	USD	2,705,178	43,619	(39,453)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	170.000	123	USD	1,563,330	113,233	(37,219)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	170.000	123	USD	1,563,330	113,354	(37,219)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	175.000	67	USD	851,570	76,112	(16,610)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	175.000	123	USD	1,563,330	94,583	(30,494)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	175.000	87	USD	1,105,770	110,456	(21,569)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	175.000	123	USD	1,563,330	92,684	(30,494)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	185.000	70	USD	889,700	58,891	(11,859)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	185.000	89	USD	1,131,190	83,870	(15,077)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	190.000	89	USD	1,131,190	71,492	(12,616)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	190.000	70	USD	889,700	49,277	(9,923)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	200.000	89	USD	1,131,190	49,608	(8,942)
PNC Financial Services Group, Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	200.000	70	USD	889,700	33,676	(7,033)
Roper Technologies, Inc.	Citigroup Global Markets	Call	08/18/23	USD	470.000	204	USD	8,990,076	161,444	(265,174)
Roper Technologies, Inc.	Citigroup Global Markets	Call	08/18/23	USD	480.000	53	USD	2,335,657	102,694	(50,345)
Roper Technologies, Inc.	Citigroup Global Markets	Call	08/18/23	USD	500.000	53	USD	2,335,657	67,693	(24,092)
Roper Technologies, Inc.	Citigroup Global Markets	Call	08/18/23	USD	520.000	53	USD	2,335,657	42,883	(9,961)
Roper Technologies, Inc.	Citigroup Global Markets	Call	08/18/23	USD	540.000	53	USD	2,335,657	25,902	(3,524)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	370.000	35	USD	1,206,695	113,778	(88,370)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	370.000	18	USD	620,586	78,490	(45,447)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	370.000	16	USD	551,632	48,717	(40,398)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	390.000	35	USD	1,206,695	87,213	(62,223)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	390.000	18	USD	620,586	61,741	(32,000)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	390.000	16	USD	551,632	37,109	(28,445)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	400.000	16	USD	551,632	32,306	(23,647)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	400.000	35	USD	1,206,695	76,360	(51,727)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	400.000	18	USD	620,586	50,397	(26,603)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	410.000	33	USD	1,137,741	78,529	(40,359)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	420.000	35	USD	1,206,695	56,798	(35,304)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	420.000	16	USD	551,632	23,579	(16,139)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	420.000	18	USD	620,586	36,349	(18,156)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	430.000	33	USD	1,137,741	57,442	(27,394)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	450.000	33	USD	1,137,741	41,393	(18,486)
S&P Global Inc.	Bank of America N.A.	Call	01/19/24	USD	470.000	33	USD	1,137,741	28,237	(12,715)
Salesforce Inc	Goldman Sachs & Co.	Call	01/19/24	USD	160.000	264	USD	5,274,192	445,669	(1,423,868)
Salesforce Inc	Goldman Sachs & Co.	Call	01/19/24	USD	165.000	264	USD	5,274,192	397,478	(1,326,774)
Salesforce Inc	Goldman Sachs & Co.	Call	01/19/24	USD	165.000	256	USD	5,114,368	544,440	(1,286,569)
Salesforce Inc	Goldman Sachs & Co.	Call	01/19/24	USD	170.000	256	USD	5,114,368	488,394	(1,194,467)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/19/24	USD	100.000	588	USD	6,122,844	634,346	(781,246)
Starbucks Corp.	Goldman Sachs & Co.	Call	01/19/24	USD	105.000	588	USD	6,122,844	522,162	(613,794)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	270.000	40	USD	1,141,880	105,166	(162,002)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	270.000	62	USD	1,769,914	148,943	(251,103)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	270.000	93	USD	2,654,871	293,726	(376,654)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	270.000	9	USD	256,923	22,654	(36,450)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	280.000	93	USD	2,654,871	237,825	(319,141)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	280.000	9	USD	256,923	18,653	(30,885)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	280.000	62	USD	1,769,914	121,011	(212,761)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	280.000	40	USD	1,141,880	88,974	(137,265)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	290.000	9	USD	256,923	15,012	(25,805)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	290.000	40	USD	1,141,880	73,120	(114,687)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	290.000	93	USD	2,654,871	181,925	(266,647)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	290.000	62	USD	1,769,914	96,799	(177,765)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	300.000	9	USD	256,923	11,267	(21,238)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	300.000	62	USD	1,769,914	79,407	(146,308)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	300.000	40	USD	1,141,880	60,889	(94,392)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	300.000	93	USD	2,654,871	149,258	(219,462)
Stryker Corp	Wells Fargo Securities, LLC	Call	01/19/24	USD	310.000	151	USD	4,310,597	209,520	(209,520)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	125.000	4	USD	52,460	2,229	(4,788)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	125.000	154	USD	2,019,710	99,422	(184,345)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	130.000	154	USD	2,019,710	72,378	(132,578)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	130.000	154	USD	2,019,710	76,427	(132,578)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	130.000	4	USD	52,460	1,589	(3,444)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	135.000	4	USD	52,460	1,109	(2,326)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	135.000	154	USD	2,019,710	51,801	(89,545)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	135.000	154	USD	2,019,710	45,649	(89,545)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	140.000	154	USD	2,019,710	37,574	(57,431)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	140.000	154	USD	2,019,710	30,267	(57,431)
TE Connectivity Ltd.	JPMorgan Chase Bank N.A.	Call	07/21/23	USD	140.000	4	USD	52,460	788	(1,492)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	440.000	14	USD	626,304	25,014	(36,433)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	440.000	25	USD	1,118,400	51,923	(65,059)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	440.000	7	USD	313,152	14,538	(18,216)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	440.000	4	USD	178,944	7,626	(10,409)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	460.000	7	USD	313,152	8,414	(10,645)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	460.000	25	USD	1,118,400	30,048	(38,019)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	460.000	14	USD	626,304	14,724	(21,291)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	460.000	4	USD	178,944	4,636	(6,083)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	480.000	14	USD	626,304	7,653	(10,922)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	480.000	7	USD	313,152	4,246	(5,461)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	480.000	25	USD	1,118,400	15,164	(19,503)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	480.000	4	USD	178,944	2,644	(3,120)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	500.000	14	USD	626,304	3,504	(4,822)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	500.000	4	USD	178,944	1,052	(1,378)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	500.000	25	USD	1,118,400	6,761	(8,610)
Teledyne Technologies Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	500.000	7	USD	313,152	1,893	(2,411)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	180.000	206	USD	3,831,806	391,377	(477,422)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	180.000	205	USD	3,813,205	345,318	(475,104)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	190.000	205	USD	3,813,205	265,034	(360,819)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	190.000	206	USD	3,831,806	298,601	(362,579)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	195.000	206	USD	3,831,806	257,879	(311,737)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	195.000	205	USD	3,813,205	230,240	(310,224)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	200.000	205	USD	3,813,205	199,221	(264,213)
Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	200.000	206	USD	3,831,806	218,187	(265,502)

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

Texas Instruments Incorporated	Bank of America N.A.	Call	01/19/24	USD	200.000	755	USD	14,043,755	863,501	(863,501)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	610.000	26	USD	1,498,562	142,293	(115,779)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	610.000	25	USD	1,440,925	183,452	(111,326)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	630.000	26	USD	1,498,562	115,603	(93,355)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	630.000	25	USD	1,440,925	157,235	(89,764)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	660.000	25	USD	1,440,925	121,051	(63,152)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	660.000	26	USD	1,498,562	89,761	(65,679)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	690.000	25	USD	1,440,925	91,390	(43,246)
Thermo Fisher Scientific Inc	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	690.000	26	USD	1,498,562	67,536	(44,976)
TransUnion	Goldman Sachs & Co.	Call	10/20/23	USD	65.000	20	USD	124,280	16,743	(12,254)
TransUnion	Goldman Sachs & Co.	Call	10/20/23	USD	65.000	86	USD	534,404	70,180	(52,690)
TransUnion	Goldman Sachs & Co.	Call	10/20/23	USD	65.000	103	USD	640,042	121,014	(63,106)
TransUnion	Goldman Sachs & Co.	Call	10/20/23	USD	70.000	86	USD	534,404	50,903	(38,187)
TransUnion	Goldman Sachs & Co.	Call	10/20/23	USD	70.000	20	USD	124,280	12,242	(8,881)
TransUnion	Goldman Sachs & Co.	Call	10/20/23	USD	70.000	103	USD	640,042	90,731	(45,735)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/19/24	USD	580.000	334	USD	15,784,506	1,869,398	(279,128)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/19/24	USD	600.000	353	USD	16,682,427	1,171,314	(184,713)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	230.000	154	USD	3,472,084	293,773	(317,744)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	230.000	154	USD	3,472,084	363,224	(317,744)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	240.000	154	USD	3,472,084	287,566	(240,248)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	240.000	154	USD	3,472,084	232,591	(240,248)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	250.000	154	USD	3,472,084	178,338	(175,152)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	250.000	154	USD	3,472,084	222,878	(175,152)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	260.000	154	USD	3,472,084	168,970	(122,867)
Visa, Inc	Goldman Sachs & Co.	Call	01/19/24	USD	260.000	154	USD	3,472,084	136,407	(122,867)
Waste Connections Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	145.000	77	USD	1,070,839	13,616	(22,466)
Waste Connections Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	145.000	77	USD	1,070,839	20,330	(22,466)
Waste Connections Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	150.000	77	USD	1,070,839	6,922	(11,762)
Waste Connections Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	150.000	77	USD	1,070,839	12,420	(11,762)
Waste Connections Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	160.000	77	USD	1,070,839	3,948	(2,724)
Waste Connections Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	160.000	77	USD	1,070,839	2,000	(2,724)
Waste Connections Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	165.000	77	USD	1,070,839	2,442	(1,299)
Waste Connections Inc	JPMorgan Chase Bank N.A.	Call	06/16/23	USD	165.000	77	USD	1,070,839	1,169	(1,299)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/19/24	USD	145.000	356	USD	4,702,048	200,108	(189,285)
Yum! Brands, Inc.	Citigroup Global Markets	Call	01/19/24	USD	150.000	356	USD	4,702,048	178,744	(135,011)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/19/24	USD	140.000	1,440	USD	19,019,520	1,424,167	(1,053,520)
									$55,021,281	$(64,441,915)

Currency Abbreviations
USD	-	United States Dollar

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2023 (Unaudited) (Continued)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $7,525,866,423.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$439,525,440
Gross Unrealized Depreciation	(270,349,848)
Net Unrealized Appreciation	$169,175,592